Note 7. Intangible Assets: Schedule of Future Amortization, Intangible Assets Acquired in Acquisitions (Detail)	12 Months Ended
Dec. 31, 2016 USD ($)
2017	$ 1,033,853
2018	895,720
2019	259,018
2020	99,367
2021	82,950
Thereafter	1,053,420
Total	3,424,328
Customer Relationships
2017	846,986
2018	733,603
2019	136,735
2020	0
2021	0
Thereafter	0
Total	$ 1,717,324
Intangible Assets, Weighted Average Useful Life	23 months
Permits, Licenses, and Lease Acquisition Costs
2017	$ 77,950
2018	77,950
2019	77,950
2020	77,950
2021	77,950
Thereafter	1,053,420
Total	$ 1,443,170
Intangible Assets, Weighted Average Useful Life	222 months
Noncompetition Agreements
2017	$ 29,000
2018	29,000
2019	29,000
2020	21,417
2021	5,000
Thereafter	0
Total	$ 113,417
Intangible Assets, Weighted Average Useful Life	47 months
Trademarks and Trade Names
2017	$ 27,500
2018	9,167
2019	0
2020	0
2021	0
Thereafter	0
Total	$ 36,667
Intangible Assets, Weighted Average Useful Life	16 months
Technology
2017	$ 46,000
2018	46,000
2019	15,333
2020	0
2021	0
Thereafter	0
Total	$ 107,333
Intangible Assets, Weighted Average Useful Life	28 months
Non-solicitation Agreements
2017	$ 6,417
2018	0
2019	0
2020	0
2021	0
Thereafter	0
Total	$ 6,417
Intangible Assets, Weighted Average Useful Life	6 months